Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS
February 29, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.6%
	Aerospace/Defense - 2.2%
3,543	Arconic, Inc.	$103,987
4,246	Boeing Co. (e)	1,168,117
2,177	General Dynamics Corp.	347,645
2,128	Lockheed Martin Corp.	787,083
1,272	Northrop Grumman Corp.	418,285
2,097	Raytheon Co.	395,410
397	TransDigm Group, Inc.	221,451
6,514	United Technologies Corp. (e)	850,663
		4,292,641
	Agriculture - 0.6%
4,200	Archer-Daniels-Midland Co.	158,130
11,750	Philip Morris International, Inc. (e)	961,973
		1,120,103
	Agriculture, Forestry, Fishing and Hunting - 0.1%
5,652	Corteva, Inc.	153,734

	Airlines - 0.2%
3,358	American Airlines Group, Inc.	63,970
4,908	Delta Air Lines, Inc.	226,406
1,936	United Airlines Holdings, Inc. (a)	119,238
		409,614
	Apparel - 0.7%
11,832	Nike, Inc. (e)	1,057,544
3,001	VF Corp.	216,072
		1,273,616
	Auto Manufacturers - 0.4%
30,142	Ford Motor Co.	209,788
10,783	General Motors Co.	328,882
2,611	PACCAR, Inc.	174,676
		713,346
	Auto Parts & Equipment - 0.1%
1,929	Aptiv PLC	150,674

	Banks - 5.4%
70,332	Bank of America Corp. (e)	2,004,462
7,115	Bank of New York Mellon Corp.	283,888
3,548	Capital One Financial Corp.	313,146
17,065	Citigroup, Inc. (e)	1,082,945
3,370	Citizens Financial Group, Inc.	106,795
5,514	Fifth Third Bancorp	134,542
2,822	Goldman Sachs Group, Inc.	566,573
24,153	JPMorgan Chase & Co. (e)	2,804,405
7,573	KeyCorp	123,819
1,004	M&T Bank Corp.	140,941
12,481	Morgan Stanley	562,019
1,617	Northern Trust Corp.	141,908
3,358	PNC Financial Services Group, Inc.	424,451
7,532	Regions Financial Corp.	101,833
2,808	State Street Corp.	191,253
33,288	Wells Fargo & Co. (e)	1,359,815
		10,342,795
	Beverages - 1.9%
32,304	Coca-Cola Co. (e)	1,727,941
1,442	Constellation Brands, Inc., Class A	248,572
4,113	Monster Beverage Corp. (a)	256,692
10,560	PepsiCo, Inc. (e)	1,394,237
		3,627,442
	Biotechnology - 1.7%
4,525	Amgen, Inc. (e)	903,778
1,388	Biogen, Inc. (a)	428,045
9,564	Gilead Sciences, Inc.	663,359
1,106	Illumina, Inc. (a)	293,831
1,618	Incyte Corp. (a)	122,014
824	Regeneron Pharmaceuticals, Inc. (a)	366,326
1,936	Vertex Pharmaceuticals, Inc. (a)	433,722
		3,211,075

	Building Materials - 0.3%
6,006	Johnson Controls International PLC (e)	219,639
466	Martin Marietta Materials, Inc.	106,029
2,231	Masco Corp.	92,185
991	Vulcan Materials Co.	119,178
		537,031
	Chemicals - 1.2%
1,660	Air Products & Chemicals, Inc.	364,553
929	Celanese Corp.	87,084
5,607	Dow, Inc.	226,579
1,049	FMC Corp.	97,662
802	International Flavors & Fragrances, Inc. (f)	96,063
4,076	Linde PLC	778,557
2,528	LyondellBasell Industries NV, Class A	180,651
1,779	PPG Industries, Inc.	185,816
689	Sherwin-Williams Co.	356,041
		2,373,006
	Commercial Services - 2.0%
3,271	Automatic Data Processing, Inc.	506,154
766	Cintas Corp.	204,323
2,167	Ecolab, Inc.	391,035
907	Equifax, Inc.	128,830
646	FleetCor Technologies, Inc. (a)	171,700
1,178	Global Payments, Inc.	216,717
3,024	IHS Markit, Ltd.	215,430
1,422	Moody's Corp.	341,323
8,885	PayPal Holdings, Inc. (a)	959,491
1,856	S&P Global, Inc.	493,529
1,228	Verisk Analytics, Inc.	190,475
		3,819,007
	Computers - 6.1%
4,815	Accenture PLC, Class A	869,541
34,144	Apple, Inc.	9,333,604
4,166	Cognizant Technology Solutions Corp., Class A	253,834
9,858	Hewlett Packard Enterprise Co.	126,084
11,195	HP, Inc.	232,744
6,688	International Business Machines Corp. (e)	870,443
		11,686,250
	Cosmetics/Personal Care - 1.6%
6,477	Colgate-Palmolive Co.	437,651
2,722	Estee Lauder Cos., Inc., Class A	499,759
18,902	Procter & Gamble Co. (e)	2,140,274
		3,077,684
	Distribution/Wholesale - 0.2%
1,727	Copart, Inc. (a)	145,897
4,327	Fastenal Co.	148,070
408	WW Grainger, Inc.	113,236
		407,203
	Diversified Financial Services - 4.3%
6,263	American Express Co.	688,491
982	Ameriprise Financial, Inc.	138,757
1,170	BlackRock, Inc. (e)	541,722
9,873	Charles Schwab Corp.	402,325
2,698	CME Group, Inc.	536,416
2,398	Discover Financial Services	157,261
4,230	Intercontinental Exchange, Inc.	377,401
7,662	MasterCard, Inc., Class A (e)	2,223,895
1,239	Nasdaq, Inc.	127,059
5,007	Synchrony Financial	145,704
1,773	T. Rowe Price Group, Inc.	209,232
14,986	Visa, Inc., Class A (e)	2,723,855
		8,272,118
	Electric - 3.0%
1,788	Alliant Energy Corp.	93,191
1,908	Ameren Corp.	150,732
3,724	American Electric Power Co., Inc.	332,404
3,782	CenterPoint Energy, Inc.	87,062
2,138	CMS Energy Corp.	129,178
2,503	Consolidated Edison, Inc.	197,286
6,064	Dominion Energy, Inc.	474,084
1,377	DTE Energy Co.	153,770
5,497	Duke Energy Corp.	504,075
2,698	Edison International	181,279
1,496	Entergy Corp.	174,897

1,772	Evergy, Inc.	115,800
2,438	Eversource Energy	210,790
7,322	Exelon Corp.	315,651
4,016	FirstEnergy Corp.	178,832
3,615	NextEra Energy, Inc.	913,727
5,448	PPL Corp.	163,494
3,812	Public Service Enterprise Group, Inc.	195,594
2,067	Sempra Energy	288,925
8,153	Southern Co.	492,115
2,375	WEC Energy Group, Inc.	219,284
3,885	Xcel Energy, Inc.	242,113
		5,814,283
	Electrical Components & Equipment - 0.4%
1,721	AMETEK, Inc.	148,006
4,644	Emerson Electric Co.	297,727
1,681	L3Harris Technologies, Inc.	332,384
		778,117
	Electronics - 1.1%
2,331	Agilent Technologies, Inc.	179,650
2,241	Amphenol Corp., Class A	205,455
5,894	Corning, Inc.	140,631
2,531	Fortive Corp.	175,044
1,431	Garmin, Ltd.	126,486
5,430	Honeywell International, Inc.	880,583
1,412	Keysight Technologies, Inc. (a)	133,801
180	Mettler-Toledo International, Inc. (a)	126,306
2,533	TE Connectivity, Ltd.	209,910
		2,177,866
	Engineering & Construction - 0.1%
1,019	Jacobs Engineering Group, Inc.	94,094

	Environmental Control - 0.3%
2,418	Republic Services, Inc.	218,249
3,199	Waste Management, Inc.	354,481
		572,730
	Finance and Insurance - 0.3%
1,240	First Republic Bank	124,707
280	MarketAxess Holdings, Inc.	90,813
5,781	Truist Financial Corp.	266,735
		482,255
	Food - 1.1%
4,551	General Mills, Inc.	222,999
1,575	Hershey Co.	226,784
4,029	Hormel Foods Corp.	167,607
2,564	Kellogg Co.	155,045
9,215	Kraft Heinz Co.	228,256
10,893	Mondelez International, Inc., Class A	575,150
3,871	Sysco Corp.	258,002
2,749	Tyson Foods, Inc., Class A	186,465
		2,020,308
	Forest Products & Paper - 0.1%
2,961	International Paper Co.	109,439

	Gas - 0.1%
887	Atmos Energy Corp.	91,583

	Hand/Machine Tools - 0.1%
1,137	Stanley Black & Decker, Inc.	163,387

	Healthcare Products - 3.5%
13,348	Abbott Laboratories (e)	1,028,197
3,852	Baxter International, Inc.	321,527
2,032	Becton Dickinson & Co.	483,250
368	Cooper Cos., Inc.	119,442
5,414	Danaher Corp.	782,756
1,565	Edwards Lifesciences Corp. (a)	320,575
644	IDEXX Laboratories, Inc. (a)	163,904
866	Intuitive Surgical, Inc. (a)	462,409
10,132	Medtronic PLC (e)	1,019,988
1,078	ResMed, Inc.	171,359
2,821	Stryker Corp.	537,654
344	Teleflex, Inc.	115,247
3,018	Thermo Fisher Scientific, Inc.	877,634
1,545	Zimmer Biomet Holdings, Inc.	210,352
		6,614,294

	Healthcare Services - 1.8%
1,927	Anthem, Inc.	495,412
3,118	Centene Corp. (a)	165,316
2,567	HCA Healthcare, Inc.	326,035
1,013	Humana, Inc.	323,836
1,472	IQVIA Holdings, Inc. (a)	205,329
733	Laboratory Corp. of America Holdings (a)	128,781
7,156	UnitedHealth Group, Inc. (e)	1,824,494
		3,469,203
	Healthcare-Products - 0.2%
10,519	Boston Scientific Corp. (a)	393,305

	Home Builders - 0.2%
2,789	DR Horton, Inc.	148,570
2,366	Lennar Corp., Class A	142,764
		291,334
	Household Products/Wares - 0.3%
944	Clorox Co.	150,493
2,595	Kimberly-Clark Corp.	340,438
		490,931
	Insurance - 3.9%
5,588	Aflac, Inc.	239,446
2,481	Allstate Corp.	261,125
6,567	American International Group, Inc.	276,865
1,777	Aon PLC, Class A	369,616
1,399	Arthur J Gallagher & Co.	136,388
18,508	Berkshire Hathaway, Inc., Class B (a)(e)	3,818,941
3,435	Chubb Ltd.	498,178
1,227	Cincinnati Financial Corp.	114,405
2,727	Hartford Financial Services Group, Inc.	136,214
2,278	Loews Corp.	103,945
3,819	Marsh & McLennan Cos., Inc.	399,315
7,068	MetLife, Inc.	301,945
2,099	Principal Financial Group, Inc.	93,175
4,412	Progressive Corp.	322,782
3,029	Prudential Financial, Inc.	228,538
1,961	Travelers Cos., Inc.	234,947
		7,535,825
	Internet - 10.8%
5,230	Alphabet, Inc., Class A (a)(e)	7,004,277
3,730	Amazon.com, Inc. (a)(e)	7,026,388
316	Booking Holdings, Inc. (a)	535,829
6,331	eBay, Inc.	219,306
1,155	Expedia Group, Inc.	113,906
21,554	Facebook, Inc., Clas A (a)(e)	4,148,498
3,301	Netflix, Inc. (a)(e)	1,218,168
5,835	Twitter, Inc. (a)	193,722
888	VeriSign, Inc. (a)	168,498
		20,628,592
	Iron/Steel - 0.1%
2,285	Nucor Corp.	94,485

	Leisure Time - 0.2%
5,121	Carnival Corp.	171,348
1,757	Norwegian Cruise Line Holdings, Ltd. (a)	65,466
1,575	Royal Caribbean Cruises Ltd.	126,646
		363,460
	Lodging - 0.4%
2,158	Hilton Worldwide Holdings, Inc.	209,758
2,482	Marriott International, Inc., Class A	307,768
3,931	MGM Resorts International	96,545
824	Wynn Resorts Ltd.	88,975
		703,046
	Machinery - Construction & Mining - 0.3%
4,246	Caterpillar, Inc.	527,523

	Machinery - Diversified - 0.7%
1,185	Cummins, Inc.	179,279
2,371	Deere & Co.	371,014
1,094	Dover Corp.	112,397
878	Rockwell Automation, Inc.	161,113
781	Roper Technologies, Inc.	274,678
1,441	Wabtec Corp.	98,997
1,354	Xylem, Inc.	104,718
		1,302,196

	Manufacturing - 0.1%
12,280	Amcor Plc	114,450
567	IDEX Corp.	83,916
		198,366
	Media - 2.0%
1,862	Charter Communications, Inc. (a)	918,282
34,338	Comcast Corp., Class A (e)	1,388,285
13,604	Walt Disney Co. (e)	1,600,511
		3,907,078
	Mining - 0.2%
10,956	Freeport-McMoRan, Inc.	109,122
6,189	Newmont Goldcorp Corp.	276,215
		385,337
	Miscellaneous Manufacturing - 1.3%
4,340	3M Co. (e)	647,702
3,167	Eaton Corp PLC	287,310
65,941	General Electric Co.	717,438
2,437	Illinois Tool Works, Inc.	408,880
1,818	Ingersoll-Rand PLC	234,595
964	Parker-Hannifin Corp.	178,118
		2,474,043
	Oil & Gas - 2.6%
14,338	Chevron Corp. (e)	1,338,309
1,513	Concho Resources, Inc.	102,914
8,382	ConocoPhillips	405,856
1,225	Diamondback Energy, Inc.	75,950
4,381	EOG Resources, Inc.	277,142
31,967	Exxon Mobil Corp. (e)	1,644,383
2,294	Hess Corp.	128,877
4,970	Marathon Petroleum Corp.	235,677
6,752	Occidental Petroleum Corp.	221,060
3,384	Phillips 66	253,326
1,256	Pioneer Natural Resources Co.	154,212
3,126	Valero Energy Corp.	207,098
		5,044,804
	Oil & Gas Services - 0.3%
7,838	Baker Hughes & GE Co., Class A	126,113
6,612	Halliburton Co.	112,140
10,443	Schlumberger, Ltd.	282,901
3,580	TechnipFMC PLC	53,127
		574,281
	Packaging & Containers - 0.1%
2,500	Ball Corp.	176,150

	Pharmaceuticals - 5.2%
11,165	AbbVie, Inc. (e)	956,952
12,352	Bristol-Myers Squibb Co.	729,509
2,848	Cigna Corp.	521,013
9,821	CVS Health Corp.	581,207
7,291	Eli Lilly & Co. (e)	919,614
19,937	Johnson & Johnson	2,681,128
1,391	McKesson Corp.	194,545
19,343	Merck & Co., Inc. (e)	1,480,900
41,786	Pfizer, Inc. (e)	1,396,488
3,602	Zoetis, Inc., Class A	479,895
		9,941,251
	Pipelines - 0.4%
17,101	Kinder Morgan, Inc.	327,826
3,114	ONEOK, Inc.	207,766
9,154	Williams Cos., Inc.	174,384
		709,976
	Real Estate - 0.1%
2,535	CBRE Group, Inc., Class A (a)	142,315

	Real Estate Investment Trusts - 2.7%
849	Alexandria Real Estate Equities, Inc.	128,946
3,339	American Tower Corp.	757,285
1,049	AvalonBay Communities, Inc.	210,419
1,161	Boston Properties, Inc.	149,699
3,135	Crown Castle International Corp.	449,214
1,641	Digital Realty Trust, Inc.	197,101
2,757	Duke Realty Corp.	89,520
635	Equinix, Inc.	363,728

2,798	Equity Residential (a)	210,130
493	Essex Property Trust, Inc.	139,696
964	Extra Space Storage, Inc.	96,747
3,707	Healthpeak Properties, Inc.	117,290
5,514	Host Hotels & Resorts, Inc.	79,843
858	Mid-America Apartment Communities, Inc.	110,905
4,757	Prologis, Inc.	400,920
1,313	Public Storage	274,575
2,398	Realty Income Corp.	173,591
1,378	Regency Centers Corp.	79,152
846	SBA Communications Corp.	224,266
2,321	Simon Property Group, Inc.	285,669
2,206	UDR, Inc.	99,226
2,808	Ventas, Inc.	150,986
1,487	Vornado Realty Trust	79,673
3,055	Welltower, Inc.	228,575
5,620	Weyerhaeuser Co.	146,008
		5,243,164
	Retail - 5.7%
180	AutoZone, Inc. (a)	185,852
2,010	Best Buy Co., Inc.	152,057
1,246	CarMax, Inc. (a)	108,788
205	Chipotle Mexican Grill, Inc. (a)	158,584
3,316	Costco Wholesale Corp.	932,260
919	Darden Restaurants, Inc.	89,603
1,936	Dollar General Corp.	290,981
1,781	Dollar Tree, Inc. (a)	147,877
1,097	Genuine Parts Co.	95,702
8,267	Home Depot, Inc. (e)	1,800,883
5,825	Lowe's Cos., Inc.	620,770
5,734	McDonald's Corp. (e)	1,113,371
572	O'Reilly Automotive, Inc. (a)	210,908
2,749	Ross Stores, Inc.	299,036
9,038	Starbucks Corp.	708,850
3,854	Target Corp.	396,962
9,129	TJX Cos., Inc.	545,914
894	Tractor Supply Co.	79,128
437	Ulta Beauty, Inc. (a)	112,348
6,817	Walgreens Boots Alliance, Inc.	311,946
21,563	Walmart, Inc. (e)	2,321,904
2,293	Yum! Brands, Inc.	204,650
		10,888,374
	Semiconductors - 4.1%
8,196	Advanced Micro Devices, Inc. (a)	372,754
2,785	Analog Devices, Inc.	303,704
6,975	Applied Materials, Inc.	405,387
3,001	Broadcom, Inc. (e)	818,133
33,469	Intel Corp. (e)	1,858,199
1,196	KLA Corp.	183,837
1,086	Lam Research Corp.	318,665
1,792	Microchip Technology, Inc.	162,552
8,333	Micron Technology, Inc. (a)	437,983
4,597	NVIDIA Corp.	1,241,512
9,178	QUALCOMM, Inc.	718,637
7,049	Texas Instruments, Inc.	804,573
1,903	Xilinx, Inc.	158,881
		7,784,817
	Software - 8.8%
5,791	Activision Blizzard, Inc.	336,631
3,662	Adobe, Inc. (a)(e)	1,263,829
1,654	Autodesk, Inc. (a)	315,716
2,112	Cadence Design Systems, Inc. (a)	139,688
2,399	Cerner Corp.	166,179
2,220	Electronic Arts, Inc. (a)	225,041
4,628	Fidelity National Information Services, Inc.	646,624
5,130	Fiserv, Inc. (a)	561,017
1,957	Intuit, Inc.	520,269
57,689	Microsoft Corp. (e)	9,346,195
635	MSCI, Inc.	187,604
25,202	Oracle Corp. (e)	1,246,491
2,707	Paychex, Inc.	209,738
6,618	salesforce.com, Inc. (a)	1,127,707
1,129	Synopsys, Inc. (a)	155,723
		16,448,452

	Telecommunications - 3.2%
55,208	AT&T, Inc. (e)		1,944,426
32,344	Cisco Systems, Inc. (e)		1,291,496
1,251	Motorola Solutions, Inc.		207,265
6,448	T-Mobile US, Inc. (a)		581,352
31,245	Verizon Communications, Inc. (e)		1,692,229
			5,716,768
	Toys/Games/Hobbies - 0.1%
947	Hasbro, Inc.		73,156

	Transportation - 1.5%
1,094	CH Robinson Worldwide, Inc.		75,377
6,026	CSX Corp.		424,532
1,282	Expeditors International of Washington, Inc.		90,278
1,964	FedEx Corp.		277,258
815	JB Hunt Transport Services, Inc.		78,599
747	Kansas City Southern		112,558
1,984	Norfolk Southern Corp.		361,782
5,315	Union Pacific Corp.		849,390
6,480	United Parcel Service, Inc., Class B		586,375
			2,856,149
	Water - 0.1%
1,359	American Water Works Co., Inc.		168,054

	Wholesale Trade - 0.2%
5,623	DuPont de Nemours, Inc. (e)		241,227

	TOTAL COMMON STOCKS (Cost - $172,066,718)		183,159,357

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 2.9% (a)(c)
	PURCHASED PUT OPTIONS - 2.9%
	S&P 500 Index
150	Expiration: March 2020, Exercise Price: $2,950	44,313,300	1,593,000
150	Expiration: April 2020, Exercise Price: $2,950	44,313,300	1,962,750
150	Expiration: May 2020, Exercise Price: $2,900	44,313,300	1,938,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $3,918,797)		5,493,750

	PURCHASED CALL OPTIONS - 0.0% (b)
	SPDR S&P 500 ETF Trust
1,000	Expiration: March 2020, Exercise Price: $350	29,626,000	5,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $38,404)		5,500

	TOTAL PURCHASED OPTIONS (Cost - $3,957,201)		5,499,250

	SHORT TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
1,744,244	First American Treasury Obligations Fund, Class X, 1.49% (d)		1,744,244
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,744,244)		1,744,244

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
96,182	First American Government Obligations Fund, Class Z, 1.43% (d)		96,182
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $96,182)		96,182

	TOTAL INVESTMENTS - 99.5% (Cost - $177,864,346)		190,499,033
	Other Assets in Excess of Liabilities - 0.5%		901,836
	NET ASSETS - 100.0%		$191,400,869

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%.
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; rate reflects seven-day yield on February 29, 2020.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $89,004,775.
(f) All or a portion of this security is out on loan as of February 29, 2020.